Vessels, Net	12 Months Ended
Dec. 31, 2017
Notes To Consolidated Financial Statements
Vessel, Net

4.        Vessels, Net

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2016	$1,224,757	$(236,596)	$988,161
Transfer from Advances for vessels	100,043	—	100,043
Depreciation expense	—	(49,485)	(49,485)
Balance, December 31, 2016	$1,324,800	$(286,081)	$1,038,719
Transfer from Advances for vessels	67,504	—	67,504
Disposal	(20,630)	—	(20,630)
Impairment loss	(159,805)	68,512	(91,293)
Depreciation expense	—	(51,424)	(51,424)
Balance, December 31, 2017	$1,211,869	$(268,993)	$942,876

Transfer from advances for vessels represents advances paid for vessels acquisitions, vessels under construction and vessel improvements in respect of the acquisition of second hand vessels and newbuild vessels which were under construction and delivered to the Company. For the periods presented, the Company accepted delivery of the following vessels:

  During the year ended December 31, 2016: Troodos Sun (Hull No. 1686), Troodos Air (Hull No. 1685) and Kypros Spirit (Hull No. 828); and
  During the year ended December 31, 2017: Pedhoulas Rose (Hull No. 1146), Hull No. 1551 and Agios Spyridonas.

Disposal during the year ended December 31, 2017 relates to Hull No. 1551 (refer to Notes 3 and 17).

At December 31, 2017, the Company identified and recorded an impairment loss of $91,293 in relation to four of its vessels, for which the undiscounted net operating cash flows did not exceed each vessel's carrying value. The impairment loss is presented under the caption “Impairment loss” in the consolidated statements of operations.

As of December 31, 2017, 37 vessels with a carrying value of $916,975 have been provided as collateral to secure the Company's bank loans as discussed in Note 6.